Summary of Significant Accounting Policies (Schedule of Useful Lives of Assets Estimated by Asset Category) (Details)	12 Months Ended
Oct. 31, 2025
Buildings [member] | Bottom of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	15 years
Buildings [member] | Top of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	40 years
Computer equipment [member] | Bottom of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	2 years
Computer equipment [member] | Top of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	8 years
Fixtures and fittings [member] | Bottom of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	3 years
Fixtures and fittings [member] | Top of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	15 years
Other equipment [member] | Bottom of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	5 years
Other equipment [member] | Top of range [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	15 years
Leasehold improvements [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Estimated useful lives of assets	Lesser of the remaining lease term and the remaining useful life of the asset